Changes in the main accounting policies and disclosures	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Changes in the main accounting policies and disclosures

5	Changes in the main accounting policies and disclosures
(a)	New standards and amendments – applicable as of January 1, 2024

The Company applied for the first time certain standards and amendments that are effective for annual periods beginning on January 1, 2024. The adoption of these new standards and amendments did not have a material impact on the Company’s consolidated financial statements. The amendments to IAS 7 and IFRS 7 related to Supplier Finance Arrangements were early adopted by the Company in the financial statements at December 31, 2023. The Company has not early adopted any other standard, amendment or interpretation that has been issued but not yet effective.

Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants –Amendments to IAS 1

The amendments to IAS 1 specify the requirements for classifying liabilities as current or non-current depending on the rights to defer settlement at the end of the reporting period.

In addition, an entity is required to disclose when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. These disclosures include the carrying amount of the liability, the information about the covenants; and facts and circumstances, if any, indicating that the entity might have difficulty complying with the covenants. Further disclosure about covenants is presented in note 24.

Lease Liability in Sale and Leaseback – Amendments to IFRS 16

The amendments in IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use it retains.

(b)	New standards and interpretations not yet adopted

There were some standards and amendments that have been issued but are not yet effective, the impact on the Company’s operations or financial statements is under evaluation.

Amendments to IAS 21 - Lack of Exchangeability

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking.

The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. The amendments will be effective for annual reporting periods beginning on or after 1 January 2025. Early adoption is permitted but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information.

The amendments are not expected to have a material impact on the Company’s Consolidate financial statements.

New standard - IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest, due to this changes there were consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

The Company is currently working to identify the impacts to it financial statements regarding this new standard and the consequential amendments to other standards.

Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

In May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments should clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system, include further guidance for assessing whether a financial asset meets the payments of principal and interest (SPPI) criterion, define additional disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets), and update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

The amendments will become effective for annual periods starting on or after January 1, 2026. Early adoption is permitted, with the option to adopt the amendments early for contingent features only.

The Company is currently working on identifying all the impacts the amendments will have on its financial statements.

Amendments to IFRS 9 and IFRS 7 - Classification and disclosure of own use and hedge accounting in ‘Contracts Referencing Nature-dependent Electricity’

In December 2024, the IASB amended IFRS 9 and IFRS 7 to address the classification and disclosure of own use and hedge accounting in ‘Contracts Referencing Nature-dependent Electricity’. The amendments pertain to own-use requirements, and hedge accounting requirements, together with related disclosures. The scope of the amendments is narrow and applies only to contracts meeting the specified scoping characteristics.

The effective date of the amendments is for annual reporting periods beginning on or after January 1, 2026, with early application permitted.

The Company is currently working on identifying all the impacts the amendments will have on its financial statements.

(c)	Critical estimates, assumptions and judgments

The preparation of the Company’s consolidated financial statements requires the use of estimates, assumptions, and judgments that affect the reported amounts of revenues, expenses, assets, and liabilities, as well as the accompanying disclosures and the disclosure of contingent liabilities as of the reporting date. By definition, critical estimates, assumptions, and judgments seldom equal the actual results and are continually evaluated to reflect changing expectations about future events. Management must also exercise judgment when applying the Company’s accounting policies.

This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to their uncertainty. Detailed information about each of these estimates, assumptions and judgments is included in other notes together with information about the basis of calculation for each affected item in the financial statements.

The critical accounting estimates, assumptions and judgments applied by the Company in the preparation of these financial statements are as follows:

• estimation of current and deferred income taxes – note 11

• estimation of fair value of financial instruments – note 14

• estimation of impairment of trade accounts receivables – note 17

• estimation of the net realizable value of inventories – note 18

• estimation of quantification of mineral reserves and resources for useful life calculation – note 22

• estimation of asset retirement, restoration and environmental obligations – note 27

• estimation of provisions for legal claims – note 28

• estimation of contractual obligations – note 29

• estimation of impairment of long-lived assets – note 31

Estimates, assumptions and judgments are continuously evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.